United States

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1300 N. State Street

Bellingham, Washington 98225-4730

(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.

1300 N. State Street

Bellingham, Washington 98225-4730

(Name and Address of Agent for Service)

Registrant’s Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 71.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Alibaba Holding Group	3.125% due 11/28/2021	$ 350,000	$ 356,157	3.2%

Ford Motor Credit	3.157% due 08/04/2020	250,000	250,911	2.3%

			607,068	5.5%
Consumer Staples

Church & Dwight Co Inc	2.875% due 10/01/2022	260,000	265,348	2.4%

Estee Lauder	2.35% due 08/15/2022	350,000	354,381	3.2%

McCormick & Co.	2.70% due 08/15/2022	500,000	508,096	4.6%

			1,127,825	10.2%
Energy

Schlumberger Investment	3.65% due 12/01/2023	310,000	327,686	3.0%

			327,686	3.0%
Financials

AvalonBay Communities	2.85% due 03/15/2023	400,000	411,730	3.7%

Camden Property Trust	4.625% due 06/15/2021	275,000	285,275	2.6%

Paccar Financial	2.05% due 11/13/2020	350,000	350,342	3.2%

			1,047,347	9.5%
Health Care

AbbVie	2.50% due 05/14/2020	250,000	250,410	2.3%

Astrazeneca	2.375% due 01/16/2020	155,000	155,407	1.4%

Celgene	2.25% due 08/15/2021	300,000	300,379	2.7%

Gilead Sciences	2.55% due 09/01/2020	400,000	402,128	3.6%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	332,937	3.0%

			1,441,261	13.0%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	411,741	3.7%

CSX Corporation	4.25% due 06/01/2021	350,000	360,854	3.3%

Emerson Electric	4.875% due 10/15/2019	310,000	310,939	2.8%

			1,083,534	9.8%
Materials

3M	2.00% due 06/26/2022	400,000	403,360	3.7%

			403,360	3.7%

Technology

Adobe Systems	4.75% due 02/01/2020	379,000	383,053	3.5%

Honeywell International	4.25% due 03/01/2021	450,000	465,533	4.2%

Juniper Networks	4.60% due 03/15/2021	375,000	387,301	3.5%

Qualcomm	2.60% due 01/30/2023	400,000	407,540	3.7%

			1,643,427	14.9%
Utilities

Pacificorp	2.95% due 06/01/2023	250,000	257,945	2.3%

			257,945	2.3%

Total Corporate Bonds			$ 7,939,453	71.9%

Government Bonds – 23.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Note

United States Treasury Notes	2.00% due 09/30/2020	$ 300,000	$ 300,715	2.7%

United States Treasury Note	2.875% due 10/31/2020	500,000	506,465	4.6%

United States Treasury Note	3.625% due 02/15/2021	900,000	925,453	8.4%

United States Treasury Note	2.625% due 05/15/2021	355,000	361,143	3.3%

United States Treasury Note	2.50% due 08/15/2023	500,000	520,645	4.7%

			2,614,421	23.7%

Total investments	(Cost is $10,435,262)		10,553,874	95.6%
Other Assets (net of liabilities)			487,336	4.4%

Total net assets			$11,041,210	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 56.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Lowe’s	5.80% due 10/15/2036	$ 250,000	$ 316,299	2.6%

VF	6.00% due 10/15/2033	200,000	270,403	2.2%

			586,702	4.8%
Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	276,237	2.2%

			276,237	2.2%
Energy

Baker Hughes	6.875% due 01/15/2029	100,000	125,060	1.0%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	292,456	2.4%

Statoil	7.15% due 01/15/2029	224,000	307,871	2.5%

			725,387	5.9%
Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	260,591	2.1%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	266,736	2.2%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	254,998	2.1%

			782,325	6.4%
Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	299,371	2.4%

Johnson & Johnson	4.95% due 05/15/2033	226,000	291,147	2.4%

Medtronic Inc	4.375% due 03/15/2035	260,000	315,909	2.6%

Merck & Co.	6.50% due 12/01/2033	215,000	317,497	2.6%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	237,812	1.9%

			1,461,736	11.9%
Industrials

Boeing	6.125% due 02/15/2033	215,000	293,334	2.4%

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	393,347	3.2%

Deere & Co.	8.10% due 05/15/2030	95,000	141,136	1.1%

United Technologies Corp	6.05% due 06/01/2036	250,000	339,290	2.8%

			1,167,107	9.5%
Technology

Apple	4.50% due 02/23/2036	350,000	431,494	3.5%

Intel	4.00% due 12/15/2032	360,000	428,730	3.5%

Microsoft	4.20% due 11/03/2035	350,000	421,312	3.4%

			1,281,536	10.4%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	232,118	1.9%

Florida Power & Light	5.95% due 10/01/2033	100,000	134,824	1.1%

Puget Sound Energy	7.02% due 12/01/2027	237,000	309,234	2.5%

			676,176	5.5%

Total Corporate Bonds			$6,957,206	56.6%

Government Bonds – 25.1%
Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$ 175,000	$ 214,831	1.8%

			214,831	1.8%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	226,186	1.8%

United States Treasury Bond	6.125% due 08/15/2029	225,000	320,713	2.6%

United States Treasury Bond	6.25% due 05/15/2030	75,000	109,974	0.9%

United States Treasury Bond	5.375% due 02/15/2031	400,000	560,938	4.6%

United States Treasury Bond	3.125% due 11/15/2041	145,000	177,302	1.5%

United States Treasury Bond	3.375% due 11/15/2048	60,000	78,888	0.6%

			1,474,001	12.0%
United States Treasury Notes

United States Treasury Note	3.625% due 02/15/2021	1,040,000	1,069,412	8.7%
United States Treasury Note	2.125% due 06/30/2021	330,000	333,339	2.7%

			1,402,751	11.4%

			3,091,583	25.2%

Municipal Bonds – 10.9%
General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	257,380	2.1%

Idaho Hsg & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	184,579	1.5%

San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	207,862	1.7%

Springville UT GO BAB	5.30% due 05/01/2031	240,000	245,626	2.0%

			895,447	7.3%
Municipal Leases

Johnson Co KS Bldg Ls/Pr RevBAB	4.60% due 09/01/2026	250,000	255,233	2.1%

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	180,728	1.5%

			435,961	3.6%

Total Municipal Bonds			$1,331,408	10.9%

Total investments	(Cost is $10,461,581)		11,380,197	92.7%
Other Assets (net of liabilities)			902,241	7.3%

Total net assets			$12,282,438	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 54.8%	Number of Shares	Market Value	Country	Percentage of Assets
Communications

Internet Media
Alphabet, Class A(2)	100	$119,053	United States	0.8%

Telecom Carriers
AT&T	4,400	155,144	United States	1.0%
BCE	3,300	156,156	Canada	1.0%
Verizon Communications	2,700	157,032	United States	1.0%
		468,332		3.0%
		587,385		3.8%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	1,600	131,120	United States	0.8%

Automobiles
Subaru ADR	11,700	155,961	Japan	1.0%

Home Products Stores
Home Depot	600	136,746	United States	0.9%
Lowe’s	1,400	157,080	United States	1.0%
		293,826		1.9%

Specialty Apparel Stores
Industria de Diseno Textil ADR	12,000	184,440	Spain	1.2%
Ross Stores	1,750	185,518	United States	1.2%
TJX Companies	2,200	120,934	United States	0.8%
		490,892		3.2%
		1,071,799		6.9%
Consumer Staples

Beverages
PepsiCo	1,350	184,586	United States	1.2%

Household Products
Procter & Gamble	1,150	138,264	United States	0.9%
Unilever ADR	2,900	183,222	United Kingdom	1.2%
		321,486		2.1%

Packaged Food
Nestle ADR	1,900	213,541	Switzerland	1.3%
		719,613		4.6%
Energy

Exploration & Production
ConocoPhillips	1,490	77,748	United States	0.5%

Integrated Oils
Equinor ADR	8,500	144,585	Norway	0.9%
Total ADR	2,582	128,893	France	0.8%
		273,478		1.7%
		351,226		2.2%
Financials

Banks
PNC Financial Services Group	600	77,358	United States	0.5%
Toronto-Dominion Bank	1,500	81,285	Canada	0.5%
		158,643		1.0%

Consumer Finance
Ally Financial	2,100	65,835	United States	0.4%

Diversified Banks
JP Morgan Chase	500	54,930	United States	0.4%

P&C Insurance
Chubb	1,130	176,596	Switzerland	1.1%
		456,004		2.9%
Health Care
Biotech
Amgen	1,100	229,482	United States	1.5%

Large Pharma
Bristol-Myers Squibb	3,300	158,631	United States	1.0%
GlaxoSmithKline ADR	3,400	141,372	United Kingdom	0.9%
Johnson & Johnson	1,600	205,376	United States	1.3%
Merck & Co	850	73,499	United States	0.5%
Novo Nordisk ADR	1,850	96,404	Denmark	0.6%
Pfizer	4,700	167,085	United States	1.1%
		842,367		5.4%

Managed Care
UnitedHealth Group	800	187,200	United States	1.2%

Medical Devices
Abbott Laboratories	2,700	230,364	United States	1.5%

Medical Equipment
Koninklijke Philips ADR	3,800	178,904	Netherlands	1.1%
		1,668,317		10.7%
Industrials

Aircraft & Parts
L3Harris Technologies	600	126,846	United States	0.8%
United Technologies	900	117,216	United States	0.7%
		244,062		1.5%

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	164,620	United States	1.1%
Johnson Controls International	1,950	83,246	United States	0.5%
		247,866		1.6%

Flow Control Equipment
Parker Hannifin	850	140,905	United States	0.9%

Industrial Distribution & Rental
Fastenal	2,800	85,736	United States	0.5%

Rail Freight
Canadian National Railway	1,600	147,424	Canada	0.9%
Kansas City Southern Industries	1,200	150,960	United States	1.0%
		298,384		1.9%
		1,016,953		6.4%

Materials

Basic & Diversified Chemicals
Linde	700	132,237	Ireland	0.8%

Precious Metal Mining
Agnico-Eagle Mines	2,000	125,180	Canada	0.8%
Barrick Gold	7,000	135,660	Canada	0.9%
Newmont Mining	2,900	115,681	United States	0.7%
		376,521		2.4%

Specialty Chemicals
PPG Industries	700	77,553	United States	0.5%
RPM International	1,400	94,738	United States	0.6%
		172,291		1.1%
		681,049		4.3%
Technology

Application Software
Open Text Corp ADR	3,900	152,451	Canada	1.0%

Communications Equipment
Apple	600	125,094	United States	0.8%

Computer Hardware & Storage
HP	3,300	60,357	United States	0.4%

Infrastructure Software
Micro Focus International plc Spons	6,304	86,995	United Kingdom	0.6%
Microsoft	900	124,011	United States	0.8%
Oracle	3,100	161,386	United States	1.0%
		372,392		2.4%

IT Services
Amdocs Limited	3,000	194,220	United States	1.2%

Semiconductor Devices
Infineon Technologies ADR	3,275	56,527	Germany	0.4%
Intel	2,000	94,820	United States	0.6%
Microchip Technology	600	51,798	United States	0.3%
Micron Technology(2)	1,400	63,378	United States	0.4%
NXP Semiconductors	600	61,284	Netherlands	0.4%
Qualcomm	1,000	77,770	United States	0.5%
Xilinx	500	52,030	United States	0.3%
		457,607		2.9%
		1,362,121		8.7%
Utilities

Integrated Utilities
Dominion Energy	2,800	217,364	United States	1.4%
Duke Energy	2,600	241,124	United States	1.5%
NextEra Energy	1,000	219,080	United States	1.4%
		677,568		4.3%
		677,568		4.3%

Total Common Stocks		$8,592,035		54.8%

Corporate Bonds – 18.2%	Coupon / Maturity	Face Value	Market Value	Percentage of Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$ 150,000	$ 199,300	1.3%
			199,300	1.3%
Consumer Discretionary

Lowe’s	4.25% due 09/15/2044	250,000	273,163	1.7%

Stanford University	4.013% due 05/01/2042	100,000	123,228	0.8%
			396,391	2.5%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	103,209	0.6%

Welltower	4.25% due 04/15/2028	350,000	387,581	2.5%
			490,790	3.1%
Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	101,880	0.7%

Cardinal Health	3.50% due 11/15/2024	155,000	159,315	1.0%

Celgene	2.875% due 08/15/2020	140,000	140,840	0.9%

Gilead Sciences	3.70% due 04/01/2024	250,000	265,615	1.7%
			667,650	4.3%
Industrials

Boeing	5.875% due 02/15/2040	200,000	279,664	1.8%

Legrand France Yankee	8.50% due 02/15/2025	170,000	221,247	1.4%

Union Pacific Corp	3.375% due 02/01/2035	250,000	258,805	1.7%
			759,716	4.9%
Technology

Cisco Systems	2.90% due 03/04/2021	100,000	101,561	0.6%

Qualcomm	3.25% due 05/20/2027	220,000	231,047	1.5%
			332,608	2.1%

Total Corporate Bonds			$2,846,455	18.2%

Government Bonds – 13.3%

United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$ 438,000	$ 518,996	3.3%

United States Treasury Bond	4.50% due 02/15/2036	137,000	192,506	1.2%

United States Treasury Bond	3.625% due 02/15/2044	155,000	206,047	1.3%
			917,549	5.8%
United States Treasury Notes

United States Treasury Note	1.50% due 06/15/2020	150,000	149,578	1.0%

United States Treasury Note	2.125% due 08/31/2020	204,000	204,661	1.3%

United States Treasury Note	2.00% due 11/30/2022	250,000	254,473	1.6%

United States Treasury Note	1.625% due 04/30/2023	106,000	106,750	0.7%

United States Treasury Note	2.75% due 11/15/2023	350,000	368,867	2.4%

United States Treasury Note	2.00% due 05/31/2024	80,000	82,181	0.5%
			1,166,510	7.5%

Total Government Bonds			$2,084,059	13.3%

Municipal Bonds – 2.9%

General Obligation

Lake Washington SD 414 WA BAB	4.906% due 12/01/2027	$100,000	$102,477	0.7%

Skagit SD #1	4.613% due 12/01/2022	100,000	104,397	0.7%
			206,874	1.4%

State Education

New York City Housing Dev	2.65% due 05/01/2021	100,000	101,180	0.6%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	140,094	0.9%

Total Municipal Bonds			$448,148	2.9%

Total investments	(Cost is $11,762,893)		13,970,697	89.2%
Other Assets (net of liabilities)			1,687,706	10.8%
Total net assets			$15,658,403	100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 37.7%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Telecom Carriers
AT&T	7,500	$ 264,450	United States	2.8%
Orange ADR	12,500	189,875	France	2.0%
SK Telecom ADR	9,000	197,100	Korea	2.1%

		651,425		6.9%
Consumer Discretionary

Automobiles
Subaru ADR	13,601	181,301	Japan	1.9%

		181,301		1.9%

Energy

Exploration & Production
CNOOC Limited ADR	1,100	163,064	China	1.7%
Goodrich Petroleum(2)	200	2,118	United States	0.0%(3)

		165,182		1.7%

Integrated Oils
Equinor ADR	12,000	204,120	Norway	2.1%
Royal Dutch Shell ADR, Class A	3,800	211,280	Netherlands	2.2%
Total ADR	3,800	189,696	France	2.0%

		605,096		6.3%

		770,278		8.0%
Financials

Banks
Skandinaviska Enskilda Banken, Class A	20,000	172,250	Sweden	1.8%

Diversified Banks
Itau Unibanco Holding ADR, Class A	25,000	206,000	Brazil	2.2%

Life Insurance
Aviva ADR	28,000	239,960	United States	2.5%

		618,210		6.5%
Health Care

Large Pharma
GlaxoSmithKline ADR	5,000	207,900	United Kingdom	2.2%
Novartis ADR	1,900	171,209	Switzerland	1.8%

		379,109		4.0%

Medical Equipment
Alcon(2)	380	23,165	Switzerland	0.2%

		402,274		4.2%
Industrials

Infrastructure Construction
Hopewell Highway Infrastructure	325,000	161,600	Hong Kong	1.7%

		161,600		1.7%
Materials

Base Metals
South32 ADR	19,000	167,580	Australia	1.7%

Steel Raw Material Suppliers
BHP Biliton ADR	4,000	196,640	Australia	2.1%

		364,220		3.8%

Technology

Computer Hardware & Storage
Western Digital		5,000	286,350	Singapore	3.0%

Infrastructure Software
Micro Focus International		12,000	165,600	United Kingdom	1.7%

			451,950		4.7%

Total Common Stocks			$ 3,601,258		37.7%

Corporate Bonds – 25.1%	Coupon / Maturity	Face Value	Market Value	Country(1)	Percentage of Assets
Communications

T-Mobile	6.50% due 01/15/2026	$ 250,000	$ 268,750	United States	2.8%

			268,750		2.8%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	152,391	United States	1.6%

GAP	5.95% due 04/12/2021	100,000	104,132	United States	1.1%

			256,523		2.7%
Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	226,196	Mexico	2.4%

			226,196		2.4%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	57,125	Brazil	0.6%

Petrobras International Finance	6.75% due 01/27/2041	80,000	90,600	Brazil	0.9%

			147,725		1.5%

Financials

Canadian Imperial Bank	3.42% due 01/26/2026	CAD 250000	190,850	Canada	2.0%

Jefferies Group	5.125% due 01/20/2023	250,000	269,580	United States	2.8%

Lincoln National (3 month LIBOR plus 2.04%)(4)	4.31763% due 04/20/2067	250,000	201,250	United States	2.1%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	216,358	United Kingdom	2.3%

			878,038		9.2%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	253,772	United States	2.7%

			253,772		2.7%

Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	160,875	United States	1.7%

AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	101,451	South Africa	1.0%

			262,326		2.7%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	105,360	United States	1.1%

			105,360		1.1%

Total Corporate Bonds			$ 2,398,690		25.1%

Government Bonds– 31.5%
Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$ 125,000.00	$ 149,502	Colombia	1.5%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500000	140,850	Brazil	1.5%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750000	200,796	Brazil	2.1%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 85000	420,239	Mexico	4.4%

Republic of Argentina - Global Bond	7.50% due 04/22/2026	250,000	96,250	Argentina	1.0%

			1,007,637		10.5%

United States Treasury Bills

United States Treasury Bill	0.00% due 10/22/2019	1,250,000	1,246,614	United States	13.0%

			1,246,614		13.0%
United States Treasury Notes

US Treasury Note	2.50% due 01/15/2022	750,000	767,666	United States	8.0%

			767,666		8.0%

Total Government Bonds			$3,021,917		31.5%

Municipal Bonds – 2.2%	Coupon/ Maturity	Face Value	Market Value	Country	Percentage of Assets
Municipal Bonds

Real Estate

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$ 100,000	$ 102,228.00	United States	1.1%

Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	51,121	United States	0.5%

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	55,041	United States	0.6%

Total Municipal Bonds			$ 208,390		2.2%

Warrants – 0.0%	Number of Shares	Market Value	Cost	Country(1)	Percentage of Assets

Energy
Exploration & Production
Goodrich Petroleum Warrants (2)		1,707	$ –	United States	0.0%
			$ –		0.0%

Total investments		(Cost is $9,097,803)	9,230,255		96.5%
Other Assets (net of liabilities)			338,284		3.5%
Total net assets			$ 9,568,539		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

(4) Variable rate security. The interest rate represents the rate in effect at August 31, 2019 and resets periodically based on the parenthetically disclosed reference rate and spread.

ADR: American Depository Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 97.7%	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Based Services
Booking Holdings(1)	400	$ 786,564	1.8%

Internet Media
Alphabet, Class A(1)	1,584	1,885,799	4.4%

		2,672,363	6.2%
Consumer Discretionary

Airlines
Alaska Air	7,422	443,242	1.0%

Apparel, Footwear & Accessory Design
Nike, Class B	10,276	868,322	2.0%

E-Commerce Discretionary
Amazon.com(1)	1,529	2,715,947	6.3%

Home Improvement
Stanley Black & Decker	8,684	1,153,756	2.7%

Home Products Stores
Home Depot	4,000	911,640	2.2%
Lowe’s	11,200	1,256,640	2.9%
		2,168,280	5.1%

Other Commercial Services
Ecolab	6,243	1,287,993	3.0%

Restaurants
Starbucks	14,674	1,416,922	3.3%

Specialty Apparel Stores
Ross Stores	11,600	1,229,716	2.9%
TJX Companies	11,078	608,958	1.4%
		1,838,674	4.3%

		11,893,136	27.7%
Consumer Staples
Mass Merchants
Costco Wholesale	4,883	1,439,313	3.3%

		1,439,313	3.3%
Financials
Consumer Finance

Ally Financial	34,000	1,065,900	2.5%

Fidelity National Information Services	11,144	1,518,036	3.6%

Mastercard, Class A	8,914	2,508,132	5.8%

		5,092,068	11.9%

Diversified Banks
JP Morgan Chase	8,367	919,198	2.1%

		6,011,266	14.0%

Health Care
Large Pharma

Bristol-Myers Squibb	15,600	749,892	1.8%

Merck & Co	10,000	864,700	2.0%
		1,614,592	3.8%

Medical Devices

Abbott Laboratories	20,799	1,774,571	4.1%

Edwards Lifesciences(1)	5,700	1,264,488	2.9%

Stryker	3,000	661,980	1.6%

		3,701,039	8.6%

		5,315,631	12.4%

Industrials
Commercial & Residential Building Equipment & Systems

Honeywell International	5,000	823,100	1.9%

Electrical Components
Sensata Technologies Holding(1)	8,500	387,430	0.9%
TE Connectivity	6,000	547,320	1.3%
		934,750	2.2%

Measurement Instruments
Trimble(1)	24,000	900,480	2.1%

		2,658,330	6.2%
Materials

Specialty Chemicals

RPM International	18,000	1,218,060	2.8%

		1,218,060	2.8%
Technology
Application Software

Adobe Inc.(1)	9,300	2,645,943	6.2%

Take-Two Interactive Software(1)	7,500	989,775	2.3%
		3,635,718	8.5%

Communications Equipment

Apple	10,000	2,084,900	4.9%

Infrastructure Software

Microsoft	18,920	2,606,987	6.1%

Oracle	11,300	588,278	1.3%

		3,195,265	7.4%

Semiconductor Devices
Qualcomm	6,000	466,620	1.1%
Texas Instruments	3,600	445,428	1.0%
Xilinx	9,200	957,352	2.2%

		1,869,400	4.3%

		10,785,283	25.1%
Total investments	(Cost is $21,008,950)	41,993,382	97.7%

Other Assets (net of liabilities)		980,434	2.3%

Total net assets		$ 42,973,816	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 74.1%	Number of Shares	Market Value	Country	Percentage of Assets

Communications

Telecom Carriers

BCE	50,000	$ 2,366,000	Canada	2.2%

Telus	50,000	1,813,000	Canada	1.7%
		4,179,000		3.9%

Consumer Discretionary

Airlines

Air Canada(2)	60,000	1,997,400	Canada	1.9%

ANA	25,000	854,915	Japan	0.8%

Copa Holdings, Class A	30,000	3,095,400	Panama	2.9%
		5,947,715		5.6%

Apparel, Footwear & Accessory Design

adidas	6,000	1,781,430	Germany	1.6%

Automobiles

Subaru ADR	50,000	666,500	Japan	0.6%

Toyota Motor ADR	10,000	1,306,300	Japan	1.2%
		1,972,800		1.8%

E-Commerce Discretionary

MercadoLibre	10,000	5,940,100	Argentina	5.5%

Specialty Apparel Stores

Industria de Diseno Textil	60,000	1,860,346	Spain	1.7%

		17,502,391		16.2%

Consumer Staples

Beverages

Fomento Economico Mexico ADR	30,000	2,740,800	Mexico	2.6%

Pernod Ricard ADR	20,000	764,000	France	0.7%
		3,504,800		3.3%

Household Products

Unilever ADR	50,000	3,159,000	United Kingdom	2.9%

		6,663,800		6.2%

Energy

Integrated Oils
Total ADR	39,100	1,951,872	France	1.8%

		1,951,872		1.8%

Financials

Banks
Australia & New Zealand Banking ADR	80,000	1,436,000	Australia	1.3%

Toronto-Dominion Bank	50,000	2,709,500	Canada	2.5%
		4,145,500		3.8%

Diversified Banks
Mitsubishi UFJ Financial Group ADR	350,000	1,687,000	Japan	1.6%

		5,832,500		5.4%
Health Care

Health Care Supply Chain

Sinopharm Group	250,000	902,836	China	0.8%

Large Pharma

Novartis ADR	33,000	2,973,630	Switzerland	2.8%

Novo Nordisk ADR	50,000	2,605,500	Denmark	2.4%
		5,579,130		5.2%

Medical Equipment

Alcon(2)	15,000	914,400	Switzerland	0.8%

Koninklijke Philips ADR	22,431	1,056,051	Netherlands	1.0%
		1,970,451		1.8%

		8,452,417		7.8%
Materials

Agricultural Chemicals

Nutrien	25,000	1,259,000	Canada	1.2%

Basic & Diversified Chemicals

BASF ADR	160,000	2,640,000	Germany	2.4%

Steel Raw Material Suppliers

Rio Tinto ADR	35,000	1,770,300	United Kingdom	1.6%

		5,669,300		5.2%

Technology

Application Software

Dassault Systemes ADR	34,153	4,825,819	France	4.5%

NICE Systems ADR	40,000	6,130,000	Israel	5.7%

Open Text Corp US	50,000	1,954,500	Canada	1.8%

SAP ADR	12,850	1,531,077	Germany	1.4%
		14,441,396		13.4%

Information Services

Wolters Kluwer	100,000	7,212,972	Netherlands	6.7%

IT Services

Accenture, Class A	9,250	1,833,073	Ireland	1.7%

Semiconductor Manufacturing

ASML	20,000	4,452,200	Netherlands	4.1%

		27,939,641		25.9%

Utilities

Power Generation

Iberdrola	173,953	1,794,257	Spain	1.7%

		1,794,257		1.7%

Total investments	(Cost is $45,257,091)	79,985,178		74.1%
Other Assets (net of liabilities)		28,002,843		25.9%

Total net assets		$107,988,021		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 92.4%	Number of Shares	Market Value	Country (1)	Percentage of Assets

Communications

Cable & Satellite
MultiChoice Group(2)	200	$ 1,732	South Africa	0.0%(3)

Entertainment Content
Walt Disney Company	700	96,082	United States	1.5%

Internet Media
Naspers ADR	1,000	45,250	South Africa	0.7%

Telecom Carriers
Telekomunikasi Indonesia ADR	2,000	62,840	Indonesia	1.0%

		205,904		3.2%

Consumer Discretionary

Apparel, Footwear & Accessory Design adidas ADS	800	118,756	United States	1.8%

Automobiles

Subaru ADR	5,000	66,650	Japan	1.0%

Toyota Motor ADR	1,000	130,630	Japan	2.0%

		197,280		3.0%

E-Commerce Discretionary

Amazon.com(2)	60	106,577	United States	1.6%

Home Products Stores

Home Depot	850	193,724	United States	3.0%

Lowe’s	750	84,150	United States	1.3%

		277,874		4.3%

Other Commercial Services

Ecolab	723	149,162	United States	2.3%

Restaurants

Starbucks	1,713	165,407	United States	2.6%

Specialty Apparel Stores

Industria de Diseno Textil	3,000	93,017	Spain	1.4%

TJX Companies	3,000	164,910	United States	2.6%

		257,927		4.0%

Toys & Games
Hasbro	600	66,282	United States	1.0%

		1,339,265		20.6%

Consumer Staples

Food & Drug Stores
Clicks Group ADR	1,500	39,240	South Africa	0.6%

Household Products

Church & Dwight	2,400	191,472	United States	3.0%

Kimberly-Clark de Mexico, Class A	13,000	26,660	Mexico	0.4%

L’Oreal ADR	2,200	120,054	France	1.9%

Reckitt Benckiser Group ADR	6,250	98,625	United Kingdom	1.5%

Unilever	2,700	167,643	Netherlands	2.6%

		604,454		9.4%

Packaged Food

Nestle ADR	1,000	112,390	Switzerland	1.7%

		756,084		11.7%

Energy

Renewable Energy Equipment

Siemens Gamesa Renewable Energy	6,000	82,054	Spain	1.3%

Vestas Wind Systems	900	66,318	Denmark	1.0%

		148,372		2.3%

Financials

Banks

Toronto-Dominion Bank	2,800	151,732	Canada	2.3%

Consumer Finance

Mastercard, Class A	824	231,849	United States	3.6%

Diversified Banks

Banco Santander ADR	10,081	37,803	Spain	0.6%

Islamic Banking

BIMB Holdings	104,800	100,922	Malaysia	1.6%

Life Insurance

AIA Group	11,600	112,323	Hong Kong	1.8%

Aviva PLC ADR	7,000	59,990	United States	0.9%

		172,313		2.7%

P&C Insurance

Chubb	700	109,396	Switzerland	1.7%

		804,015		12.5%

Health Care

Health Care Facilities

Ramsay Health Care	2,308	101,985	Australia	1.6%

Large Pharma

Novartis ADR	750	67,582	Switzerland	1.0%

Novo Nordisk ADR	1,569	81,761	Denmark	1.3%
		149,343		2.3%

Medical Equipment

Koninklijke Philips ADR	3,588	168,923	Netherlands	2.6%

		420,251		6.5%

Industrials

Commercial and Residential Building Equipment
Legrand	700	49,521	France	0.8%

Electrical Components
TE Connectivity	351	32,018	Switzerland	0.5%

Electrical Power Equipment
Siemens ADR	1,000	49,910	Germany	0.8%

Rubber & Plastic
Hartalega Holdings	80,000	97,496	Malaysia	1.5%
		228,945		3.6%

Materials

Precious Metal Mining
Barrick Gold	3,064	59,380	Canada	0.9%

Specialty Chemicals
Johnson Matthey	2,031	72,273	United Kingdom	1.1%
Koninklijke DSM	613	76,388	Netherlands	1.2%
		148,661		2.3%

		208,041		3.2%

Technology

Application Software
Adobe(2)	1,000	284,510	United States	4.4%
Dassault Systemes ADR	1,506	212,798	France	3.3%
		497,308		7.7%

Communications Equipment
Apple	1,000	208,490	United States	3.2%

Consumer Electronics
Nintendo ADR	2,000	94,500	United States	1.5%

Electronics Components
Murata Manufacturing	3,000	124,825	Japan	1.9%

Information Services
Wolters Kluwer	1,000	72,130	Netherlands	1.1%

Infrastructure Software
Microsoft	1,438	198,142	United States	3.1%

IT Services
Accenture, Class A	900	178,353	Ireland	2.8%
CGI Group, Class A(2)	1,000	78,480	Canada	1.2%
		256,833		4.0%

Semiconductor Devices
NXP Semiconductors	1,300	132,782	Netherlands	2.1%
STMicroelectronics	3,800	67,260	Switzerland	1.0%
		200,042		3.1%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	3,250	138,547	Taiwan	2.1%

		1,790,817		27.7%

Utilities

Power Generation
Iberdrola	7,162	73,873	Spain	1.1%

		73,873		1.1%

Total investments	(Cost is $4,473,713)	5,975,567		92.4%
Other Assets (net of liabilities)		489,996		7.6%
Total net assets		$6,465,563		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Less than 0.05%

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds - 60.4%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Communications
Telus	3.20% due 04/05/2021	CAD 1,500,000	$1,144,389	Canada	3.9%

			1,144,389		3.9%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	500,000	550,954	Belgium	1.9%

Barry Callebaut(3)	5.50% due 06/15/2023	500,000	550,954	Belgium	1.9%

BMW US Capital	2.75% due 12/02/2019	AUD 200,000	135,125	Germany	0.5%

Danone(2)	2.077% due 11/02/2021	500,000	498,781	France	1.7%

HASBRO	3.15% due 05/15/2021	500,000	505,746	United States	1.7%

Starbucks	2.45% due 06/15/2026	500,000	507,197	United States	1.7%

Toyota Motor Credit	3.00% due 03/20/2030	300,000	300,127	Japan	1.0%

			3,048,884		10.4%
Consumer Staples
Nestle Holdings	2.75% due 04/15/2020	NOK 3,000,000	331,354	Switzerland	1.1%

			331,354		1.1%
Energy
NextEra Energy Capital (3 month LIBOR plus 2.35%)(4)	4.53525% due 06/15/2067	500,000	421,251	United States	1.4%

			421,251		1.4%
Financials
AXA(3)	5.125% due 01/17/2047	500,000	541,712	France	1.9%

Canadian Imperial Bank	3.42% due 01/26/2026	CAD 1,150,000	877,909	Canada	3.0%

EMIRATES NBD PJSC(3)	6.00% due 10/08/2019	NZD 750,000	473,932	United Arab Emirates	1.6%

First Abu Dhabi Bank(3)	3.00% due 03/30/2022	1,250,000	1,270,836	United Arab Emirates	4.3%

Hartford Financial Services Group	4.28313% due 02/12/2047	750,000	637,500	United States	2.2%

Iron Mountain	5.75% due 08/15/2024	1,000,000	1,012,500	United States	3.5%

Lincoln National (3 month Libor 2.04%)(4)	4.31763% due 04/20/2067	300,000	241,500	United States	0.8%

MAF Sukuk	4.638% due 05/14/2029	750,000	821,218	United Arab Emirates	2.8%

Toronto-Dominion Bank	1.85% due 09/11/2020	1,250,000	1,249,679	United States	4.3%

			7,126,786		24.4%
Health Care
NMC Health Sukuk(3)	5.95% due 11/21/2023	500,000	528,477	United Arab Emirates	1.8%

Novartis Capital	1.80% due 02/14/2020	250,000	249,610	Switzerland	0.9%

Roche	2.875% due 09/29/2021	500,000	509,234	Switzerland	1.7%

			1,287,321		4.4%
Industrials
Ingersoll-Rand	2.625% due 05/01/2020	250,000	250,646	Luxembourg	0.9%
			250,646		0.9%
Materials
Koninklijke DSM(3)	1.00% due 04/09/2025	EUR 1,000,000	1,177,015	Netherlands	4.0%

			1,177,015		4.0%

Technology
Apple(3)	2.65% due 06/10/2020	AUD 500,000	340,175	United States	1.2%

Microsoft(2)	5.30% due 02/08/2041	525,000	739,959	United States	2.5%

Nokia	3.375% due 06/12/2022	1,250,000	1,265,625	Finland(2)	4.3%

RELX	4.00% due 03/18/2029	500,000	551,243	United Kingdom	1.9%

			2,897,002		9.9%

Total Corporate Bonds			$17,684,648		60.4%
Government Bonds – 33.3%
Banks
KFW	2.00% due 11/30/2021	$ 1,300,000	$ 1,312,547	Germany	4.5%

			1,312,547		4.5%

Foreign Government Bonds
Federal Republic of Brazil	12.50% due 01/05/2022	BRL 2,500,000	704,250	Brazil	2.4%
International Financial Corp	4.75% due 04/29/2021	MXN 150,000	714,842	Mexico	2.4%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 20,000,000	988,798	Mexico	3.4%
Ontario	2.65% due 02/05/2025	CAD 500,000	394,326	Canada	1.3%
Perusahaan Penerbit SBSN	3.75% due 03/01/2023	500,000	518,445	Indonesia	1.8%
Republic of Colombia	7.75% due 04/14/2021	COP 2,500,000,000	757,645	Colombia	2.6%

			4,078,306		13.9%

U S Treasury Bond
United States Treasury Bond	5.25% due 11/15/2028	500,000	661,074	United States	2.3%
United States Treasury Bond	4.50% due 05/15/2038	1,500,000	2,159,766	United States	7.4%
United States Treasury Bond	3.375% due 11/15/2048	450,000	591,662	United States	2.0%

			3,412,502		11.7%

U S Treasury Note
United States Treasury Note	3.625% due 02/15/2021	900,000	925,453	United States	3.2%

			925,453		3.2%

Total Government Bonds			$ 9,728,808		33.3%
Total investments		(Cost is $27,390,635)	27,413,456		93.7%
Other Assets (net of liabilities)			1,854,933		6.3%
Total net assets			$29,268,389		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the net value of these securities was $1,789,694 representing 6.1% of net assets.

(3)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the aggregate value of these securities was $4,883,101 representing 16.7% of net assets.

(4)	Variable rate security. The interest rate represents the rate in effect at August 31, 2019 and resets periodically based on the parenthetically disclosed reference rate and spread.

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds – 97.9%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services

Idaho Bond Bank	4.00% due 09/15/2032	$405,000	$444,374	3.3%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	335,000	337,654	2.5%

			782,028	5.8%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	391,846	2.9%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	120,530	0.9%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	102,325	0.8%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	222,438	1.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	278,600	2.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	16,279	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	38,072	0.3%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	300,387	2.2%

Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	243,346	1.8%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	462,876	3.4%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	315,804	2.3%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	184,758	1.4%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	289,910	2.2%

Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	329,952	2.5%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	169,741	1.3%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	135,786	1.0%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	43,349	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	302,119	2.2%

Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	222,904	1.7%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	110,145	0.8%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	219,482	1.6%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	312,250	2.3%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	172,353	1.3%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	586,050	4.3%

Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	193,174	1.4%

Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	341,187	2.5%

Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	235,630	1.8%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	112,906	0.8%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	231,638	1.7%

			6,685,837	49.6%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	313,383	2.3%

			313,383	2.3%

Medical—Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	324,711	2.4%

			324,711	2.4%

Pollution Control

Idaho Bond Bank	4.00% due 09/15/2033	135,000	157,934	1.2%

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,047	0.1%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	152,433	1.1%

Idaho Bond Bank Authority	4.125% due 09/15/2023	20,000	20,044	0.2%

			350,458	2.6%

Real Estate

Boise City Urban Renewal Lease Rev	5.00% due 12/15/2032	300,000	362,370	2.7%

Idaho Fish Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	405,782	3.0%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	220,480	1.6%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	440,588	3.3%

Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,793	0.7%

			1,520,013	11.3%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	148,495	1.1%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	193,250	1.4%

Idaho State University	4.00% due 04/01/2027	170,000	196,025	1.3%

Idaho State University	4.00% due 04/01/2030	245,000	278,141	2.1%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	266,425	2.0%

Idaho State University Revenue	3.00% due 04/01/2032	160,000	169,694	1.3%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	416,579	3.1%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	321,537	2.4%

University of Idaho Revenue	5.00% due 04/01/2028	225,000	229,790	1.7%

University of Idaho Revenue	5.00% due 04/01/2032	455,000	494,285	3.7%

			2,714,221	20.1%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	215,824	1.6%

			215,824	1.6%

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	289,236	2.2%

			289,236	2.2%

Total investments	(Cost is $12,450,104)		13,195,711	97.9%

Other Assets (net of liabilities)			288,183	2.1%
Total net assets			$13,483,894	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Funds’ investments carried at value:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$7,939,453	$-	$7,939,453

Government Bonds(1)	$-	$2,614,421	$-	$2,614,421
Total Assets	$-	$10,553,874	$-	$10,553,874

Sextant Bond Income

Corporate Bonds(1)	$-	$6,957,206	$-	$6,957,206

Government Bonds(1)	$-	$3,091,583	$-	$3,091,583

Municipal Bonds(1)	$-	$1,331,408	$-	$1,331,408
Total Assets	$-	$11,380,197	$-	$11,380,197

Sextant Core

Common Stock(1)	$8,592,035	$-	$-	$8,592,035

Corporate Bonds(1)	$-	$2,846,455	$-	$2,846,455

Government Bonds(1)	$-	$2,084,059	$-	$2,084,059

Municipal Bonds(1)	$-	$448,148	$-	$448,148
Total Assets	$8,592,035	$5,378,662	$-	$13,970,697

Sextant Global High Income

Common Stocks

Communications	$651,425	$-	$-	$651,425

Consumer Discretionary	$181,301	$-	$-	$181,301

Energy	$770,278	$-	$-	$770,278

Financials	$445,960	$172,250	$-	$618,210

Health Care	$402,274	$-	$-	$402,274

Industrials	$-	$161,600	$-	$161,600

Materials	$364,220	$-	$-	$364,220

Technology	$451,950	$-	$-	$451,950
Total Common Stocks	$3,267,408	$333,850	$-	$3,601,258
Corporate Bonds(1)	$-	$2,398,690	$-	$2,398,690
Government Bonds(1)	$-	$3,021,917	$-	$3,021,917
Municipal Bonds(1)	$-	$208,390	$-	$208,390
Warrants(1)	$-	$-	$-	$-
Total Assets	$3,267,408	$5,962,847	$-	$9,230,255

Sextant Growth

Common Stocks(1)	$41,993,382	$-	$-	$41,993,382
Total Assets	$41,993,382	$-	$-	$41,993,382

Sextant International

Common Stocks

Communications	$4,179,000	$-	$-	$4,179,000

Consumer Discretionary	$13,005,700	$4,496,691	$-	$17,502,391

Consumer Staples	$6,663,800	$-	$-	$6,663,800

Energy	$1,951,872	$-	$-	$1,951,872

Financials	$5,832,500	$-	$-	$5,832,500

Health Care	$7,549,581	$902,836	$-	$8,452,417

Materials	$5,669,300	$-	$-	$5,669,300

Technology	$20,726,669	$7,212,972	$-	$27,939,641

Utilities	$ -	$1,794,257	$-	$1,794,257
Total Assets	$65,578,422	$14,406,756	$-	$79,985,178

Sustainable Equity

Common Stocks

Communications	$205,904	$-	$-	$205,904

Consumer Discretionary	$1,246,248	$93,017	$-	$1,339,265

Consumer Staples	$729,424	$26,660	$-	$756,084

Energy	$-	$148,372	$-	$148,372

Financials	$590,770	$213,245	$-	$804,015

Health Care	$318,266	$101,985	$-	$420,251

Industrials	$81,928	$147,017	$-	$228,945

Materials	$59,380	$148,661	$-	$208,041

Technology	$1,593,862	$196,955	$-	$1,790,817

Utilities	$-	$73,873	$-	$73,873
Total Assets	$4,825,782	$1,149,785	$-	$5,975,567

Sustainable Bond

Corporate Bonds(1)	$-	$17,684,648	$-	$17,684,648

Government Bonds(1)	$-	$9,728,808	$-	$9,728,808
Total Assets	$-	$27,413,456	$-	$27,413,456

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	$13,195,711	$-	$13,195,711
Total Assets	$-	$13,195,711	$-	$13,195,711

¹	See Schedule of Investments for industry breakout.

During the period ended August 31, 2019, no Fund had transfers between Level 1, Level 2 or Level 3.

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at August 31, 2019, were as follows:

	Short-Term Bond	Bond Income	Core	Global High Income	Growth	International	Sustainable Equity	Sustainable Bond	Idaho Tax-Exempt
Cost of investments	$10,435,262	$10,461,581	$11,762,893	$9,097,803	$21,008,950	$45,257,091	$4,473,713	$27,390,635	$12,450,104
Gross tax unrealized appreciation	$143,814	$930,804	$2,250,728	$579,137	$21,052,055	$35,945,628	$1,647,652	$747,777	$745,607
Gross tax unrealized depreciation	$25,202	$12,188	$42,924	$446,684	$67,623	$1,217,541	$145,798	$724,956	$-
Net tax unrealized appreciation (depreciation)	$118,612	$918,616	$2,207,804	$132,452	$20,984,432	$34,728,087	$1,501,854	$22,821	$745,607

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten

Jane K. Carten, President and Chief Executive Officer

Date: October 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten

Jane K. Carten, President and Chief Executive Officer

Date: October 29, 2019

By:

/s/ Christopher Fankhauser

Christopher Fankhauser, Chief Financial Officer

Date: October 29, 2019